Structured Entities - Summary of Carrying Amount and Fair Value (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of information about structured entities [Line Items]
Fair value of associated liabilities	$ 16,763	$ 16,746
Consolidated structured entities [member]
Disclosure of information about structured entities [Line Items]
Fair value of assets	14,045	12,753
Fair value of associated liabilities	$ 8,134	$ 6,403